EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Post-Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2025	$ 56
2026	65
2027	75
2028	80
2029	87
2030 - 2034	438
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2025	1,244
2026	1,285
2027	1,332
2028	1,357
2029	1,375
2030 - 2034	$ 6,690